DOCUMENTATION KEEPING	12 Months Ended
Dec. 31, 2025
Documentation Keeping
DOCUMENTATION KEEPING

NOTE 21: DOCUMENTATION KEEPING

In compliance with CNV General Resolution No. 629/14, the Company, infoms having sent non-sensitive work papers and information corresponding to the periods not covered by the statute of limitations for their keeping in the Administración de Archivos S.A. (AdeA)’s data warehouse located at Ruta 36, km 34.5, Florencio Varela, Province of Buenos Aires.

A list of the documentation delivered for storage, as well as the documentation provided for in Article 5.a.3) Section I, Chapter V, Title II of the PROVISIONS (2013 regulatory provisions and amending rules), is available at the Company headquarters.